CASH AND CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash at bank and on hand	$ 2,714,776	$ 844,118	$ 3,323
Short term deposits	4,523,713	2,692,200	1,377,035
Cash and cash equivalents	7,238,489	3,536,318	1,380,358	$ 1,761,886
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss	(9,957,817)	(2,639,428)	(279,633)
Adjustment for non-cash income and expense items [Abstract]
Depreciation and impairment	1,259	40,384	5,426
Share-based payments expense	1,172,164	861,973	(72,471)
Net foreign exchange (gain)/loss	(52,538)	619	0
Net gain on available-for-sale investments	0	0	(69,701)
Change in assets and liabilities [Abstract]
(Increase)/decrease in trade and other receivables	(1,516)	(22,907)	8,250
Increase in trade and other payables	1,505,657	433,536	16,035
Decrease in provisions	0	0	(10,891)
Exchange differences arising on translation of foreign operations	(249,205)	(5,772)	0
Net cash outflow from operating activities	$ (7,581,996)	$ (1,331,595)	$ (402,985)